Income Taxes (Details) - Schedule of Group’s Deferred Tax Assets (Liabilities) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred tax asset
Net operating loss carryforwards	$ 4,294,834	$ 4,952,445
Less: Valuation allowance	(4,294,834)	(4,952,445)
Net deferred tax asset